VIA EDGARLINK



Citizens Trust
One Harbour Place
Suite 525
Portsmouth, NH
(603) 436-5152

December 16, 1997

Securities and Exchange Commission
Division of Investment Management
450 5th Street, NW
Washington, DC 20549-1004

Re: Citizens Investment Trust (the "Registrant") - File Nos. 002-80886 and 811-03626, Single Prospectus for the Working Assets Money Market, Citizens Income, Citizens Emerging Growth, Citizens Global Equity and Citizens Index Portfolios, dated December 8, 1997 and a supplement dated December 8, 1997 to the Statement of Additional Information for the Working Assets Money Market, Citizens Income, Citizens Emerging Growth, Citizens Global Equity and Citizens Index Portfolios, dated October 3, 1997





Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that the form of the captioned prospectus and supplement to the Statement of Additional Information that would have been filed by the Registrant pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 40 to the Registrant's registration statement on Form N-1A would not have differed from that contained in said Amendment, which is the most recent amendment to such registration statement and was filed electronically on December 11, 1997.

Please do not hesitate to contact me at (603) 436-5152 if you have any questions.



                                                      Sincerely,


                                                      Joseph F. Keefe
                                                      Executive Vice President
                                                      General Counsel